Prudential FlexGuard® Life IVUL
AN INDIVIDUAL, FLEXIBLE PREMIUM, VARIABLE AND INDEX-LINKED UNIVERSAL LIFE INSURANCE CONTRACT

Issued by
Pruco Life Insurance Company
With Variable Investment Options offered in connection with its
Pruco Life Variable Universal Account

Updating Summary Prospectus
May 1, 2026

This summary prospectus summarizes certain aspects of the Contract. The prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.Prudential.com/eProspectus. You can also obtain this information at no cost by calling 800-778-2255 or contacting your Pruco Life representative.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.

In compliance with U.S. law, Pruco Life delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to Contract Owners while outside of the United States.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges For Early Withdrawals
There is no charge to withdraw money from the Contract. However, if within the first 15 Contract Years your Contract is surrendered, lapses, or you reduce the Basic Insurance Amount, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $8.80 to $56.72 per $1,000 of Basic Insurance Amount. The maximum surrender charge for a reduction of Basic Insurance Amount by $100,000 is $5,672.00. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of the prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes, and other charges that are based on premiums), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. Premiums that exceed the Sales Load Target Premium set forth in your Contract may be subjected to higher sales charges. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of the prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.28%	0.62%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of the prospectus and APPENDIX A, which is part of the prospectus and included below.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Index Strategies and/or Funds available under the Contract, each of which has its own unique risks. You should review the Index Strategies and Funds’ prospectuses before making an investment decision. Prospectuses for the Index Strategies and the Funds are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of the prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option and Fixed Holding Account), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS section of the prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the Limited No-Lapse Guarantee or Lapse Protection Rider (if selected). The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of the prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option and Index Strategies. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option to the Variable Investment Options will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website.
You also may transfer amounts from the Index Strategies at time of Segment maturity. Currently, the maximum amount that can be allocated annually to the Variable Investment Options from the Index Strategies is 25% of the maturity value of each Index Strategy Segment.
We reserve the right to remove or substitute Variable Investment Options and Index Strategies. For more information on investment and transfer restrictions, please refer to the Index Strategies prospectus as well as the Transfers And Restrictions On Transfers subsection of the prospectus and APPENDIX A and APPENDIX B. Please refer to APPENDIX B, which is part of the prospectus, for state availability and a description of material variations to features that differ from the description contained in the prospectus. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold. See APPENDIX D, which is part of the prospectus.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Access to investment options will be limited and restricted if certain riders are included and/or exercised. The riders described in this prospectus may be subject to state variations. The availability of a rider may depend on the state in which, or broker-dealer through which, the Contract is sold. Please refer to APPENDIX C for state availability and a description of material variations to riders that differ from the description contained in the prospectus, and APPENDIX D. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of the prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of the prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold. The availability of the Funds may vary depending on the broker-dealer through which the Contract is sold. See APPENDIX D to the prospectus.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2025
			1 year	5 year	10 year
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	12.16%	7.20%	8.19%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.62%	13.16%	9.06%	9.26%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.32%	4.05%	3.06%	1.96%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%^	18.52%	12.33%	13.96%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	14.27%	10.69%	16.62%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.43%	16.88%	13.90%	11.39%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.80%	0.14%	3.17%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	5.69%	6.97%	9.52%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.28%	17.56%	14.09%	14.51%
^The Fund’s annual current expense reflects temporary fee reductions.

APPENDIX B: Index Strategies Available Under the Contract
See the Index Strategies prospectus, which may be amended from time to time, for information on the Index Strategies. The Index Strategies prospectus, as well as the most current Buffer, Step Rate, Spread, Participation Rate, Index Growth Cap, and Index Growth Floor may be found on www.Prudential.com/eProspectus or obtained by contacting your Pruco Life representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time. As a reminder, we may add, close, or substitute an Index Strategy at any time.
The Index Strategies (type/option) currently available under the Contract are:

Capped With Floor Index Strategy	Capped With Buffer Index Strategy	Enhanced Cap Rate With Spread and Buffer Index Strategy	Step Rate Plus With Buffer Index Strategy	Dual Directional With Buffer Index Strategy
•1 Year S&P 500® Cap Rate 0% Floor	•1 Year S&P 500® Cap Rate 10% Buffer •1 Year S&P 500® Cap Rate 15% Buffer	•1 Year S&P 500® Enhanced Cap Rate 10% Buffer •1 Year S&P 500® Enhanced Cap Rate 15% Buffer	•1 Year S&P 500® Step Rate Plus 10% Buffer	•1 Year S&P 500® Dual Directional 10% Buffer •1 Year S&P 500® Dual Directional 15% Buffer
The availability of the Index Strategies may vary depending on the broker-dealer through which the Contract is sold. See APPENDIX D to the prospectus.

READ THE INDEX STRATEGIES PROSPECTUS TO LEARN MORE ABOUT THE INDEX STRATEGIES.

GLOSSARY: Definitions Of Special Terms Used In This Summary Prospectus
Basic Insurance Amount – The total amount of life insurance as shown in the Contract. Does not include any riders that may be attached to the Contract.
Contract – The variable universal life insurance Contract described in this summary prospectus and the prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund – The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract is the insured.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.
Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract Debt.
Fixed Holding Account(s) – Account(s) that holds amounts allocated to investment in Index Strategies prior to transfer on the next Segment start date(s). Each Index Strategy will have its own Fixed Holding Account.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%.
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
Index Interest – The amount you receive on a Segment maturity date based on the performance of the Index, the terms of the Index Strategy and the amount in the Index Strategy. Index Interest can be positive or negative, meaning you can lose principal and prior earnings.
Index Strategy(ies) – Any index-linked investment option we make available that applies Index Interest, subject to any limitations on participation in Index performance.
Index Strategy Segment(s) (“Segment(s)”) – The portion of your total Contract Fund that is allocated on a Segment start date to an Index Strategy Segment. You create a new Segment each time an amount is transferred from a Fixed Holding Account into an Index Strategy. A Segment ends on the Segment maturity date, which is the day any applicable Index Interest is calculated.
Limited No-Lapse Guarantee – Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse during the first five Contract Years and a Death Benefit will be paid upon the death of the insured, regardless of investment experience and assuming no loans or withdrawals.
Pruco Life Insurance Company – Pruco Life, us, we, our. The company offering the Contract.
Sales Load Target Premium – A premium that is used to determine sales load and varies by the insured's issue age, sex, and underwriting classification, as well as any riders selected by the Contract Owner.
Segment – See Index Strategy Segment(s).
Segment Maturity Allocation Program – Allows for the complete allocation of Index Strategy Segment maturity values to the Variable Index Options over consecutive Segment maturity cycles.
Variable Investment Options – The investment options of the Pruco Life Variable Universal Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.

To Learn More About:

Prudential FlexGuard® Life IVUL
issued by
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

We have filed with the Securities and Exchange Commission a prospectus and a statement of additional information (“SAI”) dated May 1, 2026, under the Securities Act of 1933, Registration No. 333-265486, that include additional information about the Contract, the company, and Pruco Life Variable Universal Account. The prospectus and SAI are incorporated by reference into this summary prospectus. The SEC maintains a website (www.SEC.gov) that contains the Prudential FlexGuard® Life IVUL prospectus, SAI, material incorporated by reference, and other information about us; copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-778-2255 to ask us questions, request information about the Contract, and obtain copies of the prospectus, SAI, or other documents without charge. You can also view the SAI located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us at the address above.

EDGAR Class/Contract Identifier: C000254908
Investment Company Act of 1940: Registration No. 811-05826